Expense Example, No Redemption - Investor A, C, Institutional and Class R - BlackRock Advantage SMID Cap Fund, Inc. - Investor C Shares	Feb. 28, 2021 USD ($)
Expense Example, No Redemption:
Expense Example, No Redemption, 1 Year	$ 151
Expense Example, No Redemption, 3 Years	501
Expense Example, No Redemption, 5 Years	910
Expense Example, No Redemption, 10 Years	$ 1,825